Subsequent Events (Details) - USD ($)	Apr. 11, 2025	Mar. 20, 2025	Jan. 24, 2025	Mar. 31, 2025	Mar. 11, 2025	Feb. 11, 2025	Jan. 11, 2025	Jan. 06, 2025	Dec. 31, 2024	Jul. 11, 2024	Apr. 02, 2024	Dec. 29, 2023
Subsequent Event [Line Items]
Deposits				$ 120,482			$ 45,191		$ 75,292	$ 300,000
Maximum limit amount			$ 2,000,000								$ 1,200,000	$ 1,000,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Deposits	$ 1,750							$ 45,191
Principal amount			591,800
Maximum limit amount			$ 2,000,000
Percentage of redeemed		100.00%
Trust account to payment	$ 8,600,000
Redemption Price Per Shares	$ 12.17
Aggregate forfeited shares	43,739
Subsequent Event [Member] | Common Class A [Member]
Subsequent Event [Line Items]
Shares exercised	708,098
Extension Scilex Convertible Promissory Note [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Deposits	$ 1,750				$ 45,191	$ 45,191		$ 45,191